Provisions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Provisions
Note 21. Provisions

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Non-Current
Asset retirement obligation	20,987	15,430	15,642
Environmental remediation	159	756	260

Total non-current	21,146	16,186	15,902

	Successor- December 31, 2019	Successor- December 31, 2018	Predecessor- December 31, 2017
Current
Asset retirement obligation	761	823	—
Environmental remediation	2,340	2,968	852
Contingencies	322	349	55

Total current	3,423	4,140	925

21.1 Provision for asset retirement obligation
In accordance with the regulations applicable in the countries where the Company (directly or indirectly through subsidiaries) performs oil and gas E&P activities, the Company must incur costs associated with asset retirement obligation. The Company has not pledged any assets for settling such obligations.
The asset retirement obligation provision represents the present value of decommissioning costs relating to oil and gas properties, which are expected to be incurred up to the end of each concession, when the producing oil and gas wells are expected to cease operations. These provisions have been created based on the Company’s internal estimates or Operator’s estimates, as applicable.
Assumptions based on the current economic environment have been made, which management believes form a reasonable basis upon which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual asset retirement obligation costs will ultimately depend upon future market prices for the necessary asset retirement obligation works required that will reflect market conditions at the relevant time. Furthermore, the timing of asset retirement obligation is likely to depend on when the fields cease to produce at economically viable rates. This, in turn, will depend upon future oil and gas prices, which are inherently uncertain.
The discount rate used in the calculation of the provision as of December 31, 2019, December 31, 2018 and December 31, 2017 equaled to 10.59%, 10.03% and 4.83%, respectively.
The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s assets retirement obligation provision.
Movements of the period/year on the provision for asset retirement obligation:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	16,253	15,587	15,642	13,740
Increases for business combination (Note 31)	—	11,201	—	—
Unwinding of discount on asset retirement obligation (Note 11.3)	1,723	897	233	815
Reclassification	—	—	—	73
Increase / (Decrease) from change in estimates capitalized	4,141	(11,432)	(288)	1,235
Amounts incurred due to utilization	(369)	—	—	(221)

At the end of the period/year	21,748	16,253	15,587	15,642

21.2 Provision for environmental remediation
The Company undertakes environmental impact studies for new projects and investments and, to date, environmental requirements and restrictions imposed on these new projects have not had any material adverse impact on the Company’s business.
The Company has performed a sensitivity analysis relating to the discount rate. The 1% increase or decrease in the discount rate would not have a significant impact on the Company’s results of operations.

Movements of the period/year on the provision for environmental remediation:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	3,724	1,002	1,112	1,691
Increases for business combinations (Note 31)	—	4,044	—	—
Increases (Note 10.2)	816	1,168	12	—
Reclassification	—	—	—	(571)
Decreases (*)	(2,041)	(2,490)	(122)	(8)

At the end of the period/ year	2,499	3,724	1,002	1,112

(*)	Includes exchange differences

21.3 Provision for contingencies
The Company (directly or indirectly through subsidiaries) is a party to several civil, commercial, tax and labor proceedings and claims that arise in the ordinary course of its business. In determining a proper level of provision to estimate the amounts and probability of occurrence, the Company has considered its best estimate with the assistance of legal and tax advisors.
The determination of estimates may change in the future due to new developments or unknown facts at the time of evaluation of the provision. Consequently, the adverse resolution of the evaluated proceedings and claims could exceed the established provision.
As of December 31, 2019, December 31, 2018 and December 31, 2017, the Group and the Predecessor Company are involved in various claims and legal actions arising in the ordinary course of business. Out of the total claims and legal actions in the aggregate claimed amount of 469, 391 and 22,373, respectively as of such date management has estimated a probable loss of 322, 349 and 55, respectively.
In addition, certain proceedings are considered to be contingent liabilities related to labor, civil, commercial and other actions which, as of December 31, 2019, December 31, 2018 and December 31, 2017, amount to a total of 147, 42 and 22, respectively, and which the Company has not recognized them as it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation. See Note 28 for additional details on the main contingent assets as of December 31, 2019, December 31, 2018 and December 31, 2017.
The Company, bearing in mind the opinion of the Company’s legal counsel, considers that the amount of the provision is sufficient to afford the contingencies that may occur. There are no individual claims or other matters, that individually or in the aggregate, have not been provisioned or disclosed by the Company, which amounts are material to the financial statements.
Movements of the period/year on the provision for contingencies:

	Consolidated- Successor for the year ended December 31, 2019	Consolidated- Successor for the period from April 4, 2018 through December 31, 2018	Predecessor for the period from January 1, 2018 through April 3, 2018	Predecessor for the year ended December 31, 2017
At the beginning of the period/year	349	51	55	375
Increases for business combinations (Note 31)	—	151	—	—
Increases (Note 10.2)	422	240	2	2,566
Amounts incurred due to payments/utilization	(63)	(9)	(6)	(2,886)
Exchange differences	(386)	(84)

At the end of the period/year	322	349	51	55